Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Fair Value Of Contingent Consideration [abstract]
At the beginning of the year	£ 243.7	[1]	£ 400.8	[2]
Earnouts paid	(115.2)		(130.0)	[2]
New acquisitions	7.3		9.6	[2]
Revision of estimates taken to goodwill (note 14)	(2.8)		(14.1)	[2]
Revaluation of payments due to vendors	(13.4)		3.8	[2]
Transfer to disposal group classified as held for sale	0.0		(11.5)	[2]
Exchange adjustments	(5.3)		(14.9)	[2]
At end of year	£ 114.3		£ 243.7	[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.